SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[1]	Net premiums written
Year ended December 31, 2019:
Personal Lines					$30,210.0		$21,329.7	$2,273.6	$4,227.6	$31,102.2
Commercial Lines					4,427.6		3,034.8	481.2	523.5	4,791.8
Property					1,554.8		1,106.0	268.4	224.0	1,683.9
Other indemnity					0		0	0	0	0
Total	$1,056.5	$18,105.4	$12,388.8	$0	$36,192.4	$1,017.4	$25,470.5	$3,023.2	$4,975.1	$37,577.9
Year ended December 31, 2018:
Personal Lines					$26,034.7		$18,389.8	$1,964.4	$3,563.3	$27,157.6
Commercial Lines					3,610.9		2,394.0	396.0	396.0	3,996.4
Property					1,287.7		937.0	213.3	237.2	1,455.9
Other indemnity					0		0.2	0	(0.7)	0
Total	$951.6	$15,400.8	$10,686.5	$0	$30,933.3	$796.2	$21,721.0	$2,573.7	$4,195.8	$32,609.9
Year ended December 31, 2017:
Personal Lines					$21,947.2		$16,141.4	$1,656.4	$2,954.8	$22,928.4
Commercial Lines					2,793.9		1,966.4	309.3	335.3	3,112.7
Property					988.8		700.2	159.2	190.4	1,091.0
Other indemnity					0		0	0	0.2	0
Total	$780.5	$13,086.9	$8,903.5	$0	$25,729.9	$539.2	$18,808.0	$2,124.9	$3,480.7	$27,132.1

[1] Progressive does not allocate assets, liabilities, or investment income to operating segments. Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied.
[2] Excludes total net realized gains (losses) on securities.